Investment Objectives and Goals - Texas Equity Opportunity ETF	May 04, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Texas Equity Opportunity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Texas Equity Opportunity ETF (the “Fund”) seeks long-term capital appreciation.